Asset Acquisitions (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 14, 2021	Jul. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 07, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 10,147,000			$ 10,147,000		$ 372,000	$ 2,137,000
Research and development expense			$ 3,251,000	$ 1,945,000		$ 9,050,000	$ 4,994,000	$ 7,257,000	$ 3,798,000
Issuance of common stock, net of issuance costs, shares					7,185,734	197,711	109,739	120,000,000	35,000
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash										$ 400,000
Other commitment										10,000,000
Material License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business development	$ 100,000
Northwestern Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitment										$ 10,000,000
Research and development expense	$ 500,000
Cityof Hope Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid		$ 180,000
Issuance of common stock, net of issuance costs, shares		100,000
Fair value of issuance		$ 167,000
licensed patents		18,700,000
Research and development in process		$ 347,000